World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2015

Dates Covered
Collections Period	04/01/15 - 04/30/15
Interest Accrual Period	04/15/15 - 05/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/15	409,203,892.21	23,670
Yield Supplement Overcollateralization Amount at 03/31/15	12,131,516.35	0
Receivables Balance at 03/31/15	421,335,408.56	23,670
Principal Payments	16,796,222.42	455
Defaulted Receivables	809,984.29	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/15	11,391,931.21	0
Pool Balance at 04/30/15	392,337,270.64	23,181

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	51.01%

Prepayment ABS Speed	1.55%

Overcollateralization Target Amount	17,655,177.18
Actual Overcollateralization	17,655,177.18

Weighted Average APR	3.36%
Weighted Average APR, Yield Adjusted	5.06%
Weighted Average Remaining Term	46.17

Delinquent Receivables:
Past Due 31-60 days	6,034,872.41	297
Past Due 61-90 days	1,480,924.47	79
Past Due 91 + days	228,588.41	15
Total	7,744,385.29	391

Total 31+ Delinquent as % Ending Pool Balance	1.97%

Recoveries	606,227.54

Aggregate Net Losses/(Gains) - April 2015	203,756.75
Current Net Loss Ratio (Annualized)	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.91%

Flow of Funds	$ Amount

Collections	18,486,007.66
Advances	3,803.84
Investment Earnings on Cash Accounts	2,404.65
Servicing Fee	(351,112.84)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,141,103.31

Distributions of Available Funds
(1) Class A Interest	295,387.16
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,107,623.60
(7) Distribution to Certificateholders	1,715,719.65
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,141,103.31

Servicing Fee	351,112.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 04/15/15	390,789,717.06
Principal Paid	16,107,623.60
Note Balance @ 05/15/15	374,682,093.46

Class A-1
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-2
Note Balance @ 04/15/15	30,504,717.06
Principal Paid	16,107,623.60
Note Balance @ 05/15/15	14,397,093.46
Note Factor @ 05/15/15	6.1264227%

Class A-3
Note Balance @ 04/15/15	235,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	235,000,000.00
Note Factor @ 05/15/15	100.0000000%

Class A-4
Note Balance @ 04/15/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	109,676,000.00
Note Factor @ 05/15/15	100.0000000%

Class B
Note Balance @ 04/15/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	15,609,000.00
Note Factor @ 05/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	317,760.06
Total Principal Paid	16,107,623.60
Total Paid	16,425,383.66

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	12,201.89
Principal Paid	16,107,623.60
Total Paid to A-2 Holders	16,119,825.49

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4269333
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.6417415
Total Distribution Amount	22.0686748

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0519229
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	68.5430791
Total A-2 Distribution Amount	68.5950020

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/15	62,720.96
Balance as of 04/30/15	66,524.80
Change	3,803.84

Reserve Account
Balance as of 04/15/15	1,903,544.61
Investment Earnings	234.70
Investment Earnings Paid	(234.70)
Deposit/(Withdrawal)	-
Balance as of 05/15/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61